Share capital and reserves - Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount (Details)	12 Months Ended
	Dec. 31, 2023 vote $ / shares shares	Dec. 31, 2020	Dec. 31, 2022 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Preferred stocks issued (in shares) | shares	1,500,000
Number of votes per Founder Preferred Share | vote	1
Preferred stock, conversion terms, weighted average share price (in dollars per share) | $ / shares				$ 11.50
Percentage increase in dividend price	20.00%
Preference shares, conversion ratio		1
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00		$ 10.00
Founder entities
Disclosure of classes of share capital [line items]
Preferred stocks issued (in shares) | shares	750,000